Related Parties (Details) - Schedule of balances with related parties	Dec. 31, 2021 USD ($)
Schedule Of Balances With Related Parties Abstract
Prepaid expenses and other assets	$ 34
Other current liabilities	225
Loans from related parties	$ 5,715	[1]

[1]	see Note 6